UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio
Acadian Emerging Markets Debt Fund

Semi-Annual Report **April 30, 2015**

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2015

The Funds file their complete schedules of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a portfolio voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2014 to April 30, 2015, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2015, the Portfolio returned 2.95%, versus 4.04% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

After posting a moderate gain in November, emerging markets tumbled in December, with most countries feeling the pressures of heightened risk aversion stemming from currency turmoil in Russia. The asset class rebounded during the first four months of 2015, as investors responded favorably to central bank action in China — namely, monetary policy easing in late February and a steep reserve-ratio requirement cut in April. For the period as a whole, emerging markets collectively advanced 4.04%. Stronger markets included Hungary, China, and South Africa. Among the weaker performers in the asset class were Greece, Colombia, and Qatar.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included India, Brazil, Turkey, and Korea. Mexico started out the period overweighted, but shifted to an underweight position. The Portfolio was generally underweighted relative to the benchmark in China, Russia, South Africa, and Malaysia.

Portfolio Performance

The Portfolio underperformed the benchmark for the period. Contributing most significantly to this result were overweight positions in Brazil and Turkey, along with an underweight position in China. Looking at more successful investments, the Portfolio gained value from stock selection in Taiwan and Poland, as well as a combination of stock selection and an underweight position in Malaysia.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

Please let us know if we can provide any additional information.

Sincerely,

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Debt Fund (the “Fund”). This commentary covers the six months from November 1, 2014 to April 30, 2015, focusing on the fund’s performance and some of the conditions and decisions that impacted returns.

Fund Performance Review

For the six months ended April 30, 2015, the Fund returned -9.05%, versus -8.24% for the JPMorgan GBI-EM Global Diversified Index, a standard emerging market debt benchmark that reflects the universe of investable local currency bonds with individual country exposures capped at 10% each.

Economic and Market Conditions

The beginning of the period was marked by ongoing signs of economic recovery in the U.S., fears about another euro-zone crisis amid political uncertainty in Greece, an unexpected policy rate cut by China’s central bank, and an accelerated decline in oil prices. Developed market yields, including in the U.S., compressed notably over the period. Oil prices stabilized during the first quarter of 2015; other events late in the period included new quantitative easing announced by the European Central Bank, a provisional extension of bailout funding for Greece, and the potential for further stimulus measures in China. The U.S. dollar strengthened dramatically against most foreign currencies through March, but retrenched in April on the back of disappointing economic data.

Fund Structure

The Fund held a moderate duration overweight over nearly the entire period. As local nominal yields declined over the period, the fund reduced duration in Poland, Colombia, India, and South Africa – countries where the likelihood of rate cuts were reduced due to bottoming inflation. These reductions were partially offset by increases in duration in countries where rate cuts were still expected, including Russia, Peru, and Hungary. Inflation-linked holdings were increased in Turkey and Mexico as breakeven levels became attractive.

The percentage of the Fund invested in frontier markets climbed at the end of 2014 to roughly 26%. Much of this increase was attributed to investments in dollar-denominated frontier bonds as these securities cheapened over the period. By April, however, the percentage declined to approximately 21%. Most of this reduction came via decreased investments in local currency-denominated frontier bonds as USD strength gained momentum. Investments in the Dominican Republic, Uganda, and Zambia were cut or reduced.

Currency exposure was adjusted over the period, but the broad set remained largely neutral on a net basis. Currency exposure to the Nigerian naira, Russian ruble, Thai baht, and Indian rupee were added, offset with underweight positions in the Brazilian real, Israeli shekel, and Malaysian ringgit.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

Fund Performance

The Fund underperformed the benchmark for the period. The Fund’s nominal losses came almost entirely from currencies, offsetting gains from bond interest. With respect to currencies, investments in the Turkish lira, Brazilian real, Mexican peso, and Colombian peso subtracted the most basis points. Investments in the Chilean peso and Taiwanese dollar provided a modest amount of offset. On the bond side, Turkey, Brazil, Ecuador, and Uganda were the top detractors. Russia and Indonesia helped mitigate these losses.

Please let us know if we can provide any additional information.

Sincerely,

L. Bryan Carter

Senior Vice President

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Duration is used to help assess the sensitivity of bond prices to changes in interest rates. Specifically, duration measures the potential change in value of a bond that would result from a 1% change in interest rates. The shorter the duration of a bond, the less its price will potentially change as interest rates go up or down (and the longer the duration of a bond, the more its price will potentially change).

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Bonds and bond funds will decrease in value as

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

interest rates rise. The fund is non-diversified. The fund may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses.

The JPMorgan GBI-EM Global Diversified Index tracks local currency bonds issued by emerging market governments. It limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%
	Shares	Value

Argentina — 0.4%
Ternium ADR	356,805	$7,564,266

Brazil — 6.7%
Banco Bradesco ADR	83,631	894,015
Banco do Brasil	1,643,600	14,286,956
BRF	717,000	15,370,660
CETIP - Mercados Organizados	762,100	8,680,951
Cia de Saneamento de Minas Gerais-COPASA	115,100	702,148
Cia Energetica de Minas Gerais ADR	413,702	2,035,414
Cosan, Cl A	323,560	2,349,046
EDP - Energias do Brasil	477,300	1,780,597
Embratel Participacoes*	794	3
Fibria Celulose*	755,500	10,631,839
FII BTG Pactual Corporate Office Fund ‡	6,995	246,791
JBS	4,034,607	20,568,401
Light	496,800	2,832,780
Lojas Renner	76,900	2,685,547
Magazine Luiza	180,300	299,208
Marfrig Global Foods*	1,476,100	2,008,666
Nova Embrapar Participacoes*	854	—
Porto Seguro	550,300	6,792,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Brazil — (continued)
Qualicorp*	247,500	$1,996,955
Raia Drogasil	247,500	2,795,408
Sao Martinho	41,300	520,336
Seara Alimentos* (A)	911	2
Ser Educacional	26,500	123,223
Smiles	66,700	1,144,523
Telefonica Brasil ADR	520,019	8,538,712
Tim Participacoes	1,524,100	4,881,450
Tim Participacoes ADR	445,941	7,010,193
Ultrapar Participacoes	131,000	2,998,745
Valid Solucoes	63,600	988,951
Via Varejo	325,200	2,020,526

		125,184,611

Chile — 0.6%
Corpbanca ADR	16,234	275,166
Empresa Nacional de Electricidad ADR	6,729	310,342
Enersis ADR	635,171	11,286,989

		11,872,497

China — 16.5%
Agricultural Bank of China	43,998,000	24,770,013
Air China	5,230,000	6,308,001
Bank of China	77,239,000	52,924,433
Bank of Chongqing	482,500	517,641
Bank of Communications	4,211,000	4,316,533
Changyou.com ADR*	26,036	878,976
China Citic Bank	16,636,000	15,086,380
China Communications Construction	1,860,000	3,383,070
China Construction Bank	34,067,000	33,070,020
China Eastern Airlines*	628,000	484,929
China Galaxy Securities	6,451,000	10,550,713
China Merchants Bank	6,892,000	20,687,325
China Railway Construction	2,894,500	5,779,535
China Railway Group	7,254,000	10,179,934
China Shipping Container Lines*	652,000	367,695
China Southern Airlines	9,450,000	9,286,657
China Sports International*	670,000	11,036
China Telecom	38,942,000	28,848,558
Chongqing Rural Commercial Bank	3,122,000	2,784,862
CSR	421,000	811,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — (continued)
Datang International Power Generation	2,262,000	$1,323,191
Great Wall Motor	305,500	2,318,006
Guangdong Electric Power Development, Cl B	558,444	564,889
Huadian Power International	3,458,000	3,828,577
Huaneng Power International	12,498,000	17,724,888
JA Solar Holdings ADR*	112,680	1,129,054
Jiangsu Future Land, Cl B (A)	561,100	284,478
Jiangxi Copper	528,000	1,089,628
Jintian Pharmaceutical Group	794,000	422,543
KWG Property Holding	526,000	531,468
Metallurgical Corp of China	1,164,000	686,912
NetEase ADR	155,002	19,869,706
Perfect World ADR*	131,569	2,574,805
Qingling Motors	508,000	204,898
Semiconductor Manufacturing International*	4,278,000	471,463
Shanghai Mechanical and Electrical Industry, Cl B	268,300	845,681
Shenzhen Expressway	446,000	425,473
Sinopec Shanghai Petrochemical	78,000	47,124
Sinotrans	656,000	502,046
SOHO China	709,000	537,861
Vipshop Holdings ADR*	460,702	13,033,260
Weiqiao Textile	891,000	656,939
WuXi PharmaTech Cayman ADR *	158,711	6,851,554
Xinhua Winshare Publishing and Media	433,000	541,863
Zhejiang Expressway	984,000	1,562,782
Zhuzhou CSR Times Electric	114,000	969,353
Zijin Mining Group (A)	1,160,000	447,504

		310,493,855

Czech Republic — 0.1%
CEZ	49,069	1,274,822

Egypt — 0.2%
Commercial International Bank Egypt SAE	335,463	2,427,911
Talaat Moustafa Group	521,702	686,816
Telecom Egypt	282,406	365,130

		3,479,857

Greece — 0.0%
Aegean Marine Petroleum Network	26,157	397,586
Tsakos Energy Navigation*	44,637	409,768

		807,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Hong Kong — 4.2%
Belle International Holdings	1,651,000	$2,119,013
Chaoda Modern Agriculture Holdings ADR*	6,346	23,734
China Mobile	2,228,500	31,830,302
China Power International Development	3,801,000	2,450,375
China Resources Cement Holdings	724,000	460,135
China Resources Land	52,000	188,667
China Taiping Insurance Holdings*	228,200	847,787
China Travel International Investment Hong Kong	1,524,000	678,907
China Unicom Hong Kong	9,128,000	17,143,568
Geely Automobile Holdings	6,770,000	3,808,527
GOME Electrical Appliances Holding	9,975,000	2,555,308
Guangdong Investment	278,000	414,544
Huabao International Holdings	413,000	463,900
Longfor Properties	645,500	1,120,360
New China Life Insurance	887,200	5,490,105
New World China Land	492,000	333,683
People’s Insurance Group of China	7,656,000	5,301,145
Real Nutriceutical Group	885,000	279,037
Sino Biopharmaceutical	448,000	511,472
Skyworth Digital Holdings	2,358,000	2,100,602
Tonly Electronics Holdings	71,000	61,287
Xiamen International Port	1,210,000	667,357
Yuexiu Real Estate Investment Trust‡	607,000	342,706

		79,192,521

India — 9.8%
Amtek Auto	676,330	1,685,179
Andhra Bank	216,224	259,721
Apollo Tyres	2,386,085	6,498,406
Aurobindo Pharma	840,538	16,990,483
Bharat Forge	113,628	2,240,010
Bharat Petroleum	654,768	7,873,040
Bharti Infratel	104,266	658,773
Britannia Industries	58,278	2,013,813
Canara Bank	682,652	4,060,054
CCL Products India	161,888	485,867
Ceat	63,505	760,086
Colgate-Palmolive India	11,413	356,879
Dish TV India*	253,930	300,438
Dr Reddy’s Laboratories	6,489	337,760
Eicher Motors	1,360	324,775

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

India — (continued)
Emami	19,600	$286,783
Escorts	171,715	333,715
Exide Industries	321,343	866,392
Federal Bank	322,968	666,793
Geometric	101,511	214,474
Gujarat State Fertilisers & Chemicals	515,989	620,892
HCL Technologies	1,737,902	24,093,672
Hero MotoCorp	204,782	7,500,924
Hexaware Technologies	631,474	2,793,349
Hindalco Industries	409,127	825,859
Hindustan Petroleum	711,396	6,990,294
Hindustan Unilever	44,854	600,166
Hindustan Zinc	133,515	355,858
Indian Oil*	68,106	382,394
Indraprastha Gas	205,809	1,331,524
Infosys ADR	174,686	5,411,772
JK Tyre & Industries	596,820	1,115,762
JSW Energy	514,670	925,995
Lupin	461,278	12,854,793
Maruti Suzuki India	191,606	11,228,845
Mindtree	56,584	1,085,429
MRF	16,312	9,404,310
National Aluminium	324,062	242,220
NCC	251,500	358,714
Petronet LNG	266,868	732,377
Reliance Capital	112,158	710,919
Sasken Communications Technologies	175,093	612,956
Sintex Industries	183,266	319,122
SRF	24,120	368,553
Syndicate Bank	550,011	858,203
Tata Chemicals	91,225	612,214
Tata Elxsi	108,901	1,897,162
Tata Motors	2,472,768	19,823,357
Tata Motors ADR	60,822	2,505,258
Tata Sponge Iron	33,199	303,613
TVS Motor	185,340	686,172
Uflex	139,860	261,737
UPL	722,056	5,572,401
Wipro	967,047	8,169,621
WNS Holdings ADR*	80,743	1,948,329
Wockhardt	192,634	3,880,709

		184,598,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — 1.4%
Adaro Energy	2,942,400	$198,112
Agung Podomoro Land	5,873,000	188,731
AKR Corporindo	891,400	356,830
Alam Sutera Realty	11,184,400	527,275
Bank Mandiri Persero	1,294,500	1,064,780
Bank Negara Indonesia Persero	12,872,300	6,352,697
Bank Tabungan Negara Persero	6,633,600	568,366
Darma Henwa*	6,998,260	26,994
Elnusa	5,914,000	269,967
Indofood Sukses Makmur	4,787,900	2,485,060
Lippo Cikarang*	339,500	312,657
Lippo Karawaci	3,576,800	326,333
Multipolar*	4,964,500	307,392
Pakuwon Jati	8,256,000	277,972
Pembangunan Perumahan Persero*	1,131,600	340,978
Perusahaan Perkebunan London Sumatra Indonesia	4,378,700	478,744
Sri Rejeki Isman	46,384,600	969,738
Surya Semesta Internusa	8,109,000	735,400
Telekomunikasi Indonesia ADR	79,449	3,287,600
Telekomunikasi Indonesia Persero	19,835,000	3,989,241
Unilever Indonesia	124,300	407,615
United Tractors	1,119,700	1,841,102
Vale Indonesia	1,157,400	248,660

		25,562,244

Malaysia — 2.3%
British American Tobacco	22,400	420,491
Digi.Com	855,600	1,442,415
DRB-Hicom	998,600	526,252
Hong Leong Bank	68,200	269,188
KSL Holdings	514,400	276,177
Land & General	1,527,000	217,590
MISC	150,800	385,871
Telekom Malaysia	3,979,900	8,264,129
Tenaga Nasional	7,665,100	30,850,053
Top Glove	247,300	388,847
Westports Holdings	370,400	467,422
YTL	1,111,700	521,280

		44,029,715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Mexico — 3.5%
Alfa, Ser A	424,010	$860,899
America Movil, Ser L	5,431,534	5,692,808
America Movil ADR, Ser L	1,482,036	30,959,732
Arca Continental	68,950	422,949
Axtel*	762,000	221,021
Bio Pappel*	59,713	90,842
Credito Real	112,381	276,742
Gentera	398,802	682,606
Gruma, Cl B	649,232	7,821,083
Grupo Aeroportuario del Pacifico, Cl B	887,143	6,304,602
Grupo Aeroportuario del Pacifico ADR	13,336	947,523
Grupo Aeroportuario del Sureste ADR	2,684	388,026
Grupo Financiero Banorte, Cl O	563,302	3,195,423
Grupo Financiero Inbursa, Cl O	375,327	896,606
Grupo Financiero Interacciones, Cl O	168,034	1,056,921
Grupo Televisa ADR*	27,418	998,289
OHL Mexico*	1,803,469	3,644,084
Wal-Mart de Mexico	768,639	1,808,621

		66,268,777

Panama — 0.1%
Avianca Holdings ADR*	114,340	1,493,280

Peru — 0.4%
Credicorp	50,375	7,684,706

Philippines — 0.6%
Aboitiz Power	681,100	655,728
Cebu Air	210,340	401,356
First Gen	2,493,000	1,569,248
Globe Telecom	15,400	752,921
Megaworld	4,147,400	491,693
Nickel Asia	991,350	504,419
Robinsons Land	560,900	376,629
Universal Robina	517,640	2,524,321
Vista Land & Lifescapes	18,919,900	3,182,452

		10,458,767

Poland — 1.6%
Asseco Poland	54,129	911,894
Enea	78,613	355,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Poland — (continued)
Energa	262,898	$1,822,513
KGHM Polska Miedz	37,333	1,308,989
PGE	601,318	3,460,072
Polski Koncern Naftowy Orlen	988,291	18,769,203
Polskie Gornictwo Naftowe i Gazownictwo	234,121	422,286
Tauron Polska Energia	2,327,921	3,113,562

		30,164,476

Qatar — 0.2%
Barwa Real Estate	244,224	3,340,015
United Development QSC	50,408	309,693

		3,649,708

Russia — 0.5%
Novolipetsk Steel GDR	33,283	439,336
Severstal PAO GDR	337,526	3,739,788
Sistema GDR	303,923	2,294,618
Surgutneftegas ADR	96,347	697,823
Tatneft ADR	65,869	2,259,447

		9,431,012

South Africa — 6.4%
Attacq*	170,899	357,539
Barclays Africa Group	136,303	2,183,310
Barloworld	81,677	651,578
Clicks Group	49,136	376,562
FirstRand	6,676,486	31,894,221
Foschini Group	166,192	2,460,718
Gold Fields ADR	382,019	1,745,827
Imperial Holdings	89,314	1,495,682
Investec	34,502	328,065
Liberty Holdings	254,071	3,541,029
Mediclinic International	58,447	618,918
MMI Holdings	2,796,214	7,956,444
Mondi	110,107	2,220,266
Mr Price Group	94,625	2,020,255
Netcare	446,197	1,560,894
Rand Merchant Insurance Holdings	97,461	383,277
Redefine Properties‡	1,639,965	1,661,313
Sanlam	1,536,912	9,940,156
Sappi*	297,263	1,219,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Africa — (continued)
Sasol	458,614	$18,465,394
Sibanye Gold	490,856	1,164,949
Sibanye Gold ADR	189,498	1,790,756
SPAR Group	81,254	1,301,454
Standard Bank Group	355,722	5,214,150
Steinhoff International Holdings	2,331,600	14,794,658
Telkom	660,239	4,538,645

		119,885,472

South Korea — 17.2%
ADTechnology*	13,514	331,084
Amorepacific (A)	811	2,938,362
Amorepacific Group (A)	383	582,360
Asiana Airlines*	101,914	731,585
AtlasBX	249,908	9,394,862
CJ	101,167	17,985,832
CJ Hellovision	33,523	363,197
CKH Food & Health*	80,755	436,921
Coway	4,460	374,563
Daewoo Securities	410,624	6,409,000
Daou Technology	27,852	485,779
Dongwon Development	8,166	361,902
Dongyang E&P	15,443	184,038
Ecoplastic	228,571	612,830
e-LITECOM	17,423	376,345
Hana Financial Group	515,030	15,160,362
Hanil E-Hwa	119,199	1,734,558
Hanwha	283,370	11,127,706
Hite Holdings	14,760	190,867
Husteel	22,760	429,215
Hyundai Hy Communications & Networks	15,910	78,748
Hyundai Steel	31,141	2,276,151
INTOPS	8,242	159,470
Kia Motors	475,025	21,890,014
Korea District Heating	2,802	168,320
Korea Electric Power	334,469	14,544,029
Korean Air Lines*	84,753	3,617,009
KT	437,563	12,934,352
Ktis	65,330	343,640
Kwangju Bank*	73,625	548,708
Kyobo Securities	12,515	141,546

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Korea — (continued)
Kyongnam Bank*	5	$47
LG Display	620,301	17,178,062
LG Electronics	79,479	4,469,334
LG Uplus	143,340	1,433,993
LIG Insurance	31,920	738,618
Monalisa	111,742	630,634
NH Investment & Securities	58,389	808,370
Samsung Electronics	72,451	95,045,125
Samsung Life Insurance	20,912	2,045,451
Seoyon	89,170	1,072,278
SK Holdings	75,349	12,974,224
SK Hynix	757,700	32,418,261
SK Securities	285,478	454,048
SK Telecom	44,905	12,033,326
SundayToz	65,148	826,301
Sungwoo Hitech	27,695	290,894
Taeyoung Engineering & Construction	67,270	376,308
Tongyang Life Insurance	33,896	466,109
Tovis	23,192	336,749
TS	21,286	520,042
Woori Bank	1,024,172	10,231,142
Youngone Holdings	12,776	1,227,545

		322,490,216

Taiwan — 13.7%
Accton Technology	450,000	233,635
Advanced Semiconductor Engineering	3,790,000	5,374,693
Ardentec*	397,000	375,633
AU Optronics	15,048,000	7,551,793
Chang Hwa Commercial Bank	494,000	301,838
Charoen Pokphand Enterprise	239,400	221,445
Chen Full International*	308,000	367,145
Cheng Loong	1,863,680	808,631
Cheng Uei Precision Industry	239,000	469,984
China Airlines*	4,558,000	2,425,893
China Steel	1,180,000	991,150
ChipMOS Technologies	225,000	330,763
Compal Electronics	713,000	649,132
Coretronic	689,250	935,857
CTBC Financial Holding	4,041,000	3,145,407
Elite Advanced Laser	106,000	459,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
Elite Material	268,000	$446,774
Elitegroup Computer Systems	300,926	300,716
Eva Airways*	491,000	387,052
Evergreen Marine Taiwan	884,000	601,345
Everlight Electronics*	183,000	423,065
Feng TAY Enterprise	111,003	684,967
First Financial Holding	7,778,000	4,889,889
Forhouse*	586,000	342,418
Formosan Rubber Group	287,000	307,890
Foxconn Technology	1,464,000	4,172,456
Fubon Financial Holding	15,057,520	32,382,055
Global Brands Manufacture	389,643	119,806
Gold Circuit Electronics	998,000	499,556
Greatek Electronics	264,000	354,110
Hannstar Board	509,234	222,184
Hon Hai Precision Industry	12,090,712	36,229,187
Hua Nan Financial Holdings	500,000	307,137
Innolux	24,709,640	12,746,147
Inotera Memories*	4,896,000	5,622,522
Inventec	6,025,851	4,252,454
King Yuan Electronics	2,127,000	1,933,483
King’s Town Bank	900,000	922,436
Lite-On Technology	933,184	1,179,062
Mega Financial Holding	4,308,000	3,831,797
Mercuries & Associates Holding	1,190,138	829,469
Mirle Automation	259,000	252,699
Pegatron	8,651,343	25,629,192
Pou Chen	8,669,270	12,148,716
Powertech Technology	378,000	697,873
Radium Life Tech	614,040	319,687
Sesoda*	252,000	365,748
Shinkong Synthetic Fibers	649,000	235,783
Sigurd Microelectronics	390,000	368,322
Siliconware Precision Industries	2,816,000	4,626,141
SinoPac Financial Holdings	13,059,560	5,919,351
Star Comgistic Capital*	342,000	406,089
Sun Financial Holding	601,000	411,524
Taishin Financial Holding	14,962,807	6,849,686
Taiwan Land Development*	742,000	385,222
Taiwan Life Insurance*	404,000	375,480
Taiwan PCB Techvest	455,000	739,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
Taiwan Semiconductor	454,000	$477,898
Taiwan Semiconductor Manufacturing ADR	1,126,314	27,527,114
Taiwan Surface Mounting Technology	616,980	816,378
Taiwan Union Technology	395,000	351,507
Tatung*	3,520,000	933,371
TOPBI International Holdings	108,000	481,632
United Integrated Services	256,000	296,736
United Microelectronics	25,149,000	12,049,350
Wan Hai Lines	1,864,000	2,066,739
Win Semiconductors*	814,000	1,055,240
Winbond Electronics*	13,969,000	4,624,388
Yageo	354,520	728,939
Yang Ming Marine Transport	1,578,000	826,082
Yuanta Financial Holding	11,108,000	6,456,317

		257,053,436

Thailand — 3.4%
Ananda Development	2,546,400	273,966
AP Thailand	4,062,100	903,618
Asia Aviation*	2,526,800	367,097
Bangchak Petroleum NVDR	2,392,800	2,568,736
Bangkok Airways	555,600	337,085
Bangkok Bank	803,000	4,494,640
Bangkok Bank NVDR	420,400	2,353,109
Bangkok Expressway NVDR	166,400	196,532
Banpu	383,700	337,243
Delta Electronics Thailand NVDR	169,700	428,540
Electricity Generating Public NVDR	60,900	279,208
Jasmine International NVDR	1,293,000	215,065
Krung Thai Bank	5,257,400	3,181,136
Krung Thai Bank NVDR	10,352,900	6,264,310
Pruksa Real Estate NVDR	406,100	337,603
PTG Energy	1,216,000	397,172
PTT Global Chemical NVDR	3,583,700	6,971,279
PTT NVDR	1,555,100	16,767,187
Ratchaburi Electricity Generating Holding NVDR	131,200	238,539
Regional Container Line NVDR	839,700	254,132
RS NVDR	1,069,900	501,241
Siam Cement	44,000	715,907
Srithai Superware NVDR	3,518,500	270,730
Syntec Construction	4,029,200	396,797

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — (continued)
Thai Airways International NVDR	759,800	$289,782
Thai Union Frozen Products NVDR	6,443,200	3,987,947
Thanachart Capital	3,005,900	3,094,788
Thanachart Capital NVDR	2,550,300	2,625,715
TMB Bank NVDR	17,278,300	1,359,051
Total Access Communication NVDR	887,400	2,331,107
TPI Polene	17,097,900	1,498,607

		64,237,869

Turkey — 4.0%
Aksa Akrilik Kimya Sanayii	381,852	1,542,261
Alarko Gayrimenkul Yatirim Ortakligi‡	66,476	653,040
Celebi Hava Servisi	26,110	298,173
EGE Endustri VE Ticaret	4,047	354,993
Eregli Demir ve Celik Fabrikalari	10,306,194	17,391,870
Goodyear Lastikleri	8,061	218,928
Gubre Fabrikalari	150,897	402,906
Ipek Matbacilik Sanayi Ve Ticaret*	302,419	378,228
Is Yatirim Menkul Degerler	92,770	40,189
Koza Altin Isletmeleri	43,434	453,733
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	900,482
ODAS Elektrik Uretim ve Sanayi Ticaret*	77,138	284,031
Pinar Entegre Et ve Un Sanayi	5,162	18,658
Sasa Polyester Sanayi*	490,062	447,077
Soda Sanayii	137,867	336,007
Tat Gida Sanayi*	241,693	415,780
TAV Havalimanlari Holding	46,926	412,568
Tekfen Holding	1,178,807	2,203,165
Trakya Cam Sanayii	1,618,185	1,948,155
Turk Hava Yollari*	4,118,616	13,662,375
Turk Sise ve Cam Fabrikalari	4,547,961	5,811,838
Turkiye Is Bankasi, Cl C	5,445,079	12,243,673
Turkiye Petrol Rafinerileri	264,204	6,417,418
Turkiye Vakiflar Bankasi Tao, Cl D	3,941,276	6,992,683
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	451,347
Vestel Elektronik Sanayi ve Ticaret*	791,351	1,635,084

		75,914,662

United Arab Emirates — 0.1%
Air Arabia*	4,385,579	1,946,526

TOTAL COMMON STOCK (Cost $1,467,648,126)		1,764,739,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

PREFERRED STOCK — 4.1%
	Shares	Value

Brazil — 4.1%
Banco Bradesco	2,091,840	$22,342,027
Banco do Estado do Rio Grande do Sul	81,500	307,017
Braskem, Ser A	947,210	3,914,026
Cia Brasileira de Distribuicao	453,201	15,192,187
Cia de Transmissao de Energia Eletrica Paulista	26,500	365,183
Cia Energetica de Minas Gerais	2,264,616	10,936,180
Cia Energetica de Sao Paulo	406,100	2,517,781
Cia Paranaense de Energia, Ser B	303,800	3,336,511
Embratel Participacoes*	60	—
Metalurgica Gerdau, Cl A	858,000	2,787,906
San Carlos Empreendimentos e Participacoes* (A)	455	—
Suzano Papel e Celulose, Cl A	1,004,600	5,031,419
Telefonica Brasil	557,600	9,151,603

TOTAL PREFERRED STOCK (Cost $111,670,257)		75,881,840

SHORT-TERM INVESTMENT — 1.6%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $30,163,954)	30,163,954	30,163,954

TOTAL INVESTMENTS — 99.6% (Cost $1,609,482,337)		$1,870,785,359

Percentages are based on Net Assets of $1,878,804,439.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2015 was $4,252,706 and represented 0.2% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2015.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depositary Receipt

Ser —	Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2015 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$7,564,266	$—	$—		$7,564,266
Brazil	125,184,609	—	2		125,184,611
Chile	11,872,497	—	—		11,872,497
China	45,747,925	264,013,948	731,982		310,493,855
Czech Republic	—	1,274,822	—		1,274,822
Egypt	—	3,479,857	—		3,479,857
Greece	807,354	—	—		807,354
Hong Kong	23,734	79,168,787	—		79,192,521
India	35,613,154	148,985,762	—		184,598,916
Indonesia	4,284,332	21,277,912	—		25,562,244
Malaysia	910,127	43,119,588	—		44,029,715
Mexico	66,268,777	—	—		66,268,777
Panama	1,493,280	—	—		1,493,280
Peru	7,684,706	—	—		7,684,706
Philippines	—	10,458,767	—		10,458,767
Poland	355,957	29,808,519	—		30,164,476
Qatar	—	3,649,708	—		3,649,708
Russia	6,473,742	2,957,270	—		9,431,012
South Africa	16,253,468	103,632,004	—		119,885,472
South Korea	12,144,010	306,825,484	3,520,722		322,490,216
Taiwan	31,455,090	225,598,346	—		257,053,436
Thailand	337,085	63,900,784	—		64,237,869
Turkey	18,658	75,896,004	—		75,914,662
United Arab Emirates	—	1,946,526	—		1,946,526

Total Common Stock	374,492,771	1,385,994,088	4,252,706		1,764,739,565
Preferred Stock	75,881,840	—	—	^	75,881,840
Short-Term Investment	30,163,954	—	—		30,163,954

Total Investments in Securities	$480,538,565	$1,385,994,088	$4,252,706		$1,870,785,359

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents security labeled as Level 3 in which the fair value is $0 or has been rounded to $0.

For the six months ended April 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the six months ended April 30, 2015, securities with a total market value of $1,385,994,088 were transferred from Level 1 to Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 88.8%
	Face Amount (000)(1)		Value

Angola — 2.1%
Republic of Angola Via Northern Lights III 7.000%, 08/16/19		835	$861,302

Brazil — 8.3%
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/17	BRL	510	160,867
10.000%, 01/01/19	BRL	4,170	1,317,901
10.000%, 01/01/21	BRL	6,787	2,006,010

			3,484,778

Canada — 0.5%
Pacific Rubiales Energy 5.375%, 01/26/19		270	211,329

Chile — 0.9%
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/24	CLP	200,000	370,866

Colombia — 4.3%
Colombian TES 10.000%, 07/24/24	COP	1,562,300	800,496
6.000%, 04/28/28	COP	2,716,000	1,016,706

			1,817,202

Dominican Republic — 1.8%
Dominican Republic International Bond 18.500%, 02/04/28	DOP	13,700	435,141
16.000%, 07/10/20 (A)	DOP	4,600	128,818
14.500%, 02/10/23 (A)	DOP	6,700	177,351

			741,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value

Ecuador — 2.7%
Ecuador Government International Bond 7.950%, 06/20/24 (A)		555	$541,125
7.950%, 06/20/24		615	599,625

			1,140,750

Grenada — 0.2%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	97,687

Hungary — 2.8%
Hungary Government Bond 6.000%, 11/24/23	HUF	269,690	1,186,687

Indonesia — 8.2%
Indonesia Treasury Bond 11.000%, 09/15/25	IDR	954,000	90,046
10.250%, 07/15/22	IDR	2,600,000	228,345
10.000%, 02/15/28	IDR	5,033,000	447,874
9.500%, 05/15/41	IDR	680,000	59,054
9.000%, 03/15/29	IDR	2,630,000	221,661
8.375%, 03/15/24	IDR	8,357,000	671,068
8.375%, 03/15/34	IDR	13,115,000	1,044,647
6.625%, 05/15/33	IDR	9,922,000	660,191

			3,422,886

Malaysia — 4.5%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	400,284
4.498%, 04/15/30	MYR	3,040	896,601
4.181%, 07/15/24	MYR	2,035	584,656

			1,881,541

Mexico — 12.7%
Mexican Bonos 10.000%, 12/05/24	MXN	3,800	320,784
10.000%, 11/20/36	MXN	3,000	276,918
8.500%, 05/31/29	MXN	3,650	287,513
8.500%, 11/18/38	MXN	2,510	202,762
8.000%, 06/11/20	MXN	12,150	885,266
5.000%, 12/11/19	MXN	8,750	564,766

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value

Mexico — (continued)
Mexican Udibonos 4.500%, 12/04/25	MXN	6,701	502,430
2.000%, 06/09/22	MXN	7,487	466,355
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	745,281
7.470%, 11/12/26	MXN	16,800	1,085,944

			5,338,019

Peru — 3.8%
Peru Government Bond 6.950%, 08/12/31	PEN	4,565	1,508,538
6.950%, 08/12/31 (A)	PEN	280	92,528

			1,601,066

Philippines — 1.3%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	263,081
4.950%, 01/15/21	PHP	12,000	284,976

			548,057

Poland — 3.1%
Poland Government Bond 5.750%, 04/25/29	PLN	2,055	763,008
4.000%, 10/25/23	PLN	1,750	538,779

			1,301,787

Romania — 0.5%
Romanian Government International Bond MTN 6.125%, 01/22/44		154	191,345

Russia — 8.3%
Russian Federal Bond - OFZ 8.150%, 02/03/27	RUB	4,900	81,334
7.600%, 07/20/22	RUB	39,000	643,943
7.500%, 03/15/18	RUB	102,100	1,825,550
7.050%, 01/19/28	RUB	45,145	670,558
6.400%, 05/27/20	RUB	15,000	242,429

			3,463,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value

Serbia — 2.0%
Serbia Treasury Bonds 10.000%, 03/20/21	RSD	30,330	$287,191
10.000%, 06/05/21	RSD	31,540	298,138
10.000%, 10/23/24	RSD	28,500	251,722

			837,051

South Africa — 8.7%
South Africa Government Bond 8.750%, 01/31/44	ZAR	7,900	671,784
8.750%, 02/28/48	ZAR	2,625	223,593
7.750%, 02/28/23	ZAR	11,380	955,265
7.000%, 02/28/31	ZAR	18,550	1,365,492
6.250%, 03/31/36	ZAR	6,670	436,492

			3,652,626

Supra-National — 1.2%
International Finance MTN 6.300%, 11/25/24	INR	34,370	507,188

Tanzania — 2.0%
United Republic of Tanzania 6.397%, 03/09/20 (C)		825	845,625

Thailand — 0.9%
Thailand Government Bond 4.875%, 06/22/29	THB	6,060	227,981
3.775%, 06/25/32	THB	4,250	136,156

			364,137

Turkey — 4.5%
Turkey Government Bond 9.500%, 01/12/22	TRY	2,845	1,075,152
7.100%, 03/08/23	TRY	2,396	789,821

			1,864,973

Uganda — 2.3%
Republic of Uganda Government Bond 14.625%, 11/01/18	UGX	330,900	103,728
14.000%, 03/24/16	UGX	540,000	181,682
12.875%, 05/19/16	UGX	1,220,000	391,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/ Number of Warrants/ Shares		Value

Uganda — (continued)
12.875%, 07/14/16	UGX	530,000	$167,450
11.000%, 01/21/21	UGX	245,000	63,927
10.750%, 05/31/18	UGX	200,000	54,271

			963,056

Zambia — 1.2%
Zambia Government Bond 15.000%, 08/15/23	ZMW	320	30,377
14.000%, 08/16/18	ZMW	290	31,396
13.000%, 09/01/22	ZMW	2,800	248,571
11.000%, 09/02/17	ZMW	1,765	190,887

			501,231

TOTAL GLOBAL BONDS (Cost $39,989,211)			37,196,313

WARRANT — 0.4%
Central Bank of Nigeria, Expires 11/15/20* (C) (Cost $242,500)		1,250	156,250

SHORT-TERM INVESTMENT — 6.7%
Reich & Tang Daily Money Market Fund, Institutional Class, 0.010% (D) (Cost $2,808,713)		2,808,713	2,808,713

TOTAL INVESTMENTS — 95.9% (Cost $43,040,424)			$40,161,276

Percentages are based on Net Assets of $41,866,842.

*	Non-income producing security.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Floating rate security—Rate disclosed is the rate in effect on April 30, 2015.

(D)	The rate reported is the 7-day effective yield as of April 30, 2015.

MTN –	Medium Term Note

Ser –	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

The summary of outstanding forward foreign currency contracts held by the Fund at April 30, 2015, is as follows:

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
7/17/15	USD	463,693	BRL	(1,430,000)	$(461,968)	$1,725
5/5/15	USD	1,580,760	CLP	(985,000,000)	(1,609,585)	(28,825)
8/12/15	USD	249,225	CNH	(1,560,000)	(248,998)	227
5/11/15	USD	1,207,827	CNY	(7,500,000)	(1,208,208)	(381)
6/11/15	EUR	997,208	CZK	(27,500,000)	1,120,350	(5,282)
6/4/15	USD	409,743	CZK	(10,060,000)	(411,734)	(1,991)
6/11/15	CZK	27,500,000	EUR	(1,005,374)	1,125,632	(3,893)
6/30/15	HUF	28,145,000	EUR	(93,413)	103,887	(1,088)
5/26/15	PLN	4,060,000	EUR	(979,986)	1,126,797	26,033
5/19/15	RON	2,890,000	EUR	(649,365)	733,439	4,112
5/5/15	USD	1,370,879	HUF	(380,000,000)	(1,404,221)	(33,342)
8/25/15	USD	1,394,209	IDR	(18,625,000,000)	(1,398,625)	(4,416)
6/24/15	USD	393,992	ILS	(1,600,000)	(414,424)	(20,432)
7/2/15	USD	477,682	INR	(30,500,000)	(473,849)	3,833
6/15/15	USD	835,269	KES	(77,680,000)	(813,775)	21,494
7/2/15	USD	988,409	KRW	(1,100,000,000)	(1,024,266)	(35,857)
7/20/15	USD	406,953	MAD	(3,980,000)	(406,527)	426
7/7/15	USD	1,323,583	MXN	(20,301,000)	(1,316,685)	6,898
7/27/15	USD	833,960	MYR	(2,996,000)	(834,654)	(694)
8/19/15	USD	193,428	NGN	(40,910,000)	(198,644)	(5,216)
6/4/15	USD	859,858	PEN	(2,695,000)	(856,027)	3,831
5/29/15	USD	351,673	PHP	(15,500,000)	(347,476)	4,197
5/26/15	USD	523,034	PLN	(1,950,000)	(541,196)	(18,162)
5/19/15	EUR	70,588	RON	(315,000)	79,280	(662)
6/15/15	USD	1,771,325	RUB	(107,140,000)	(2,044,191)	(272,866)
6/22/15	USD	1,197,173	SGD	(1,655,000)	(1,249,526)	(52,353)
7/2/15-7/17/15	USD	1,274,091	THB	(41,478,000)	(1,255,784)	18,307
5/5/15-6/11/15	USD	2,464,474	TRY	(6,562,000)	(2,428,197)	36,277
6/8/15	USD	211,512	UGX	(610,000,000)	(201,289)	10,223
7/17/15	BRL	2,420,000	USD	(789,142)	781,792	(7,350)
5/5/15	CLP	790,800,000	USD	(1,262,475)	1,292,244	29,769
8/12/15	CNH	1,560,000	USD	(248,883)	248,998	115
5/11/15	CNY	7,500,000	USD	(1,213,690)	1,208,207	(5,483)
7/27/15	COP	5,170,000,000	USD	(2,074,393)	2,150,797	76,404
6/22/15	CZK	9,945,000	USD	(399,277)	407,136	7,859
6/8/15-1/26/16	EGP	6,495,000	USD	(762,080)	805,946	43,866
7/14/15	EUR	932,550	USD	(1,001,418)	1,048,186	46,768
5/5/15	HUF	573,789,000	USD	(2,121,209)	2,120,333	(876)
8/25/15-4/25/16	IDR	31,590,000,000	USD	(2,339,279)	2,323,704	(15,575)
7/2/15	INR	30,500,000	USD	(476,265)	473,849	(2,416)
6/15/15	KES	77,680,000	USD	(814,256)	813,775	(481)
7/20/15	MAD	3,980,000	USD	(448,451)	406,528	(41,923)
7/27/15	MYR	8,520,000	USD	(2,333,288)	2,373,580	40,292
8/19/15-4/11/16	NGN	274,133,000	USD	(1,125,953)	1,257,797	131,844
6/4/15	PEN	2,695,000	USD	(857,678)	856,028	(1,650)
5/29/15	PHP	36,345,000	USD	(822,657)	814,776	(7,881)
5/26/15	PLN	8,455,000	USD	(2,282,872)	2,346,569	63,697
5/18/15	RON	1,595,000	USD	(407,522)	404,800	(2,722)
6/15/15	RUB	46,100,000	USD	(729,430)	879,570	150,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
6/22/15	SGD	1,655,000	USD	(1,224,747)	$1,249,526	$24,779
7/2/15-7/17/15	THB	135,565,000	USD	(4,151,106)	4,104,363	(46,743)
6/11/15-3/2/17	TRY	9,283,500	USD	(3,424,497)	3,132,526	(291,971)
6/8/15	UGX	610,000,000	USD	(201,320)	201,288	(32)
5/28/15-7/31/15	UYU	22,085,000	USD	(831,827)	801,436	(30,391)
6/18/15-3/22/16	ZAR	33,935,000	USD	(2,780,591)	2,767,779	(12,812)
9/30/15-10/13/15	ZMW	4,625,000	USD	(560,006)	573,499	13,493
5/20/15-6/18/15	USD	2,182,095	ZAR	(26,655,000)	(2,230,373)	(48,278)
10/13/15	USD	422,819	ZMW	(3,150,000)	(389,761)	33,058

						$(202,377)

For the six months ended April 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six months.

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2015, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Bank of New York	$1,612,610	$(1,585,204)	$27,406
Brown Brothers Harriman	20,066,458	(20,077,525)	(11,067)
Citigroup	14,222,377	(14,583,540)	(361,163)
Deutsche Bank	2,957,634	(2,863,601)	94,033
HSBC	801,436	(831,827)	(30,391)
State Street	14,458,193	(14,390,142)	68,051
UBS	9,403,372	(9,392,618)	10,754

			$(202,377)

Currency Legend

BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CLP	Chilean Peso	INR	Indian Rupee	RSD	Serbian Dinar
CNH	Chinese Offshore Yuan Renminbi	KES	Kenyan Shilling	RUB	Russian Ruble
CNY	Chinese Yuan	KRW	Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MAD	Moroccan Dirham	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish Lira
DOP	Dominican Peso	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
EGP	Egyption Pound	NGN	Nigerian Naira	USD	U.S. Dollar
EUR	Euro Dollar	PEN	Peruvian Nuevo Sol	UYU	Uruguayan Peso
HUF	Hungarian Forint	PHP	Philippine Peso	ZAR	South African Rand
IDR	Indonesia Rupiah	PLN	Polish Zloty	ZMW	Zambian Kwacha

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2015 (Unaudited)

The summary of inputs used to value the Fund’s net assets as of April 30, 2015 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$37,196,313	$—	$37,196,313
Warrant	—	156,250	—	156,250
Short-Term Investment	2,808,713	—	—	2,808,713

Total Investments in Securities	$2,808,713	$37,352,563	$—	$40,161,276

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Appreciation	$—	$799,667	$—	$799,667
Depreciation	—	(1,002,044)	—	(1,002,044)

Total Other Financial Instruments	$—	$(202,377)	$—	$(202,377)

* Forwards Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended April 30, 2015, there have been no transfers between levels.

For the six months ended April 30, 2015, there were no Level 3 investments.

Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Assets
Investments, at Value (Cost $1,609,482,337 and $43,040,424)	$1,870,785,359	$40,161,276
Unrealized Gain on Forward Foreign Currency Contracts	—	799,667
Foreign Currency, at Value (Cost $10,763,790 and $519,039)	10,772,421	518,988
Receivable for Investment Securities Sold	41,749,985	758,213
Dividends and Interest Receivable	3,862,564	802,246
Receivable for Capital Shares Sold	3,399,242	26,759
Reclaim Receivable	81,140	11,511
Cash collateral on Swap Contracts	—	282,368
Receivable Due from Investment Adviser	—	15,795
Prepaid Expenses	69,615	15,685

Total Assets	1,930,720,326	43,392,508

Liabilities
Unrealized Loss on Forward Foreign Currency Contracts	—	1,002,044
Payable for Investment Securities Purchased	46,501,966	210,600
Payable for Capital Shares Redeemed	2,309,541	238,655
Payable to Adviser	1,503,233	21,955
Accrued Foreign Capital Gains Tax on Appreciated Securities	460,706	1,813
Payable due to Administrator	96,302	2,164
Payable due to Trustees	4,892	145
Chief Compliance Officer Fees Payable	3,853	65
Unrealized Loss on Spot Foreign Currency Contracts	1,571	—
Accrued Expenses	1,033,823	48,225

Total Liabilities	51,915,887	1,525,666

Net Assets	$1,878,804,439	$41,866,842

Net Assets Consist of:
Paid-in Capital	$1,707,497,400	$50,526,595
Undistributed Net Investment Income	224,488	899,401
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(89,660,595)	(6,471,920)
Net Unrealized Appreciation (Depreciation) on Investments	261,303,022	(2,879,148)
Net Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(99,170)	(206,273)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(460,706)	(1,813)

Net Assets	$1,878,804,439	$41,866,842

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	95,659,103	5,079,851
Net Asset Value Price Per Share	$19.64	$8.24

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Investment Income:
Dividends	$16,338,147	$—
Interest	—	1,575,339
Less: Foreign Taxes Withheld	(1,326,978)	(40,221)

Total Income	15,011,169	1,535,118

Expenses:
Investment Advisory Fees	8,564,299	134,051
Shareholder Servicing Fees	2,579,577	27,901
Administration Fees	560,464	13,503
Trustees’ Fees	9,420	251
Chief Compliance Officer Fees	4,902	146
Custodian Fees	572,536	54,923
Transfer Agent Fees	100,991	15,057
Printing Fees	89,706	2,049
Filing and Registration Fees	52,180	7,199
Legal Fees	23,255	5,235
Audit Fees	13,876	13,875
Interest Expense	108	451
Other Expenses	47,761	6,505

Total Expenses	12,619,075	281,146

Less:
Investment Advisory Fee Waiver	—	(85,218)
Fees Paid Indirectly — (See Note 5)	(337)	(3)

Net Expenses	12,618,738	195,925

Net Investment Income	2,392,431	1,339,193

Net Realized Gain (Loss) on:
Investments	(8,839,120)	(478,745)
Swap Contracts	—	64,281
Forward Contracts and Foreign Currency Transactions	(782,760)	(4,605,790)

Net Realized Loss on Investments, Forward Contracts, Foreign Currency Transactions and Swap Contracts	(9,621,880)	(5,020,254)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	64,093,864	(454,503)
Foreign Capital Gains Tax on Appreciated Securities	748,497	3,952
Swap Contracts	—	(31,362)
Forward Contracts, Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(71,507)	117,106

Net Change in Unrealized Appreciation (Depreciation)	64,770,854	(364,807)

Net Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Contracts and Foreign Currency Transactions and Translation	55,148,974	(5,385,061)

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,541,405	$(4,045,868)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$2,392,431	$19,950,801
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(9,621,880)	2,790,009
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	64,770,854	11,277,236

Net Increase in Net Assets Resulting from Operations	57,541,405	34,018,046

Dividends and Distributions:
Net Investment Income	(19,763,239)	(15,457,764)

Total Dividends and Distributions	(19,763,239)	(15,457,764)

Capital Share Transactions:
Issued	342,392,114	775,184,642
Reinvestment of Distributions	17,781,099	13,604,990
Redemption Fees — (See Note 2)	22,204	58,554
Redeemed	(207,180,539)	(466,032,092)

Net Increase in Net Assets from Capital Share Transactions	153,014,878	322,816,094

Total Increase in Net Assets	190,793,044	341,376,376

Net Assets:
Beginning of Period	1,688,011,395	1,346,635,019

End of Period (including Undistributed Net Investment Income of $224,488 and $17,595,296, respectively)	$1,878,804,439	$1,688,011,395

Share Transactions:
Issued	18,353,514	41,675,018
Reinvestment of Distributions	973,773	742,630
Redeemed	(11,127,208)	(25,260,834)

Net Increase in Shares Outstanding from Share Transactions	8,200,079	17,156,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$1,339,193	$3,158,079
Net Realized Loss on Investments, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(5,020,254)	(3,655,138)
Net Change in Unrealized Depreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Forward Contracts, Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies and Swap Contracts	(364,807)	(1,676,419)

Net Decrease in Net Assets Resulting from Operations	(4,045,868)	(2,173,478)

Dividends and Distributions:
Return of Capital	—	(767,013)

Total Dividends and Distributions	—	(767,013)

Capital Share Transactions:
Issued	6,272,041	13,192,976
Reinvestment of Distributions	—	739,273
Redemption Fees — (See Note 2)	8,656	1,055
Redeemed	(5,565,026)	(10,366,716)

Net Increase in Net Assets from Capital Share Transactions	715,671	3,566,588

Total Increase (Decrease) in Net Assets	(3,330,197)	626,097

Net Assets:
Beginning of Period	45,197,039	44,570,942

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $899,401 and $(439,792), respectively)	$41,866,842	$45,197,039

Share Transactions:
Issued	758,848	1,446,739
Reinvestment of Distributions	—	80,623
Redeemed	(670,283)	(1,129,945)

Net Increase in Shares Outstanding from Share Transactions	88,565	397,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2015 (Unaudited)		Years Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.30		$19.15	$18.02	$17.56	$19.45	$15.16

Income from Operations:
Net Investment Income*	0.03		0.27	0.25	0.36	0.35	0.24
Net Realized and Unrealized Gain (Loss)	0.52		0.09	1.20	0.43	(2.06)	4.18

Total from Operations	0.55		0.36	1.45	0.79	(1.71)	4.42

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.21)		(0.21)	(0.32)	(0.33)	(0.18)	(0.13)

Net Asset Value, End of Period	$19.64		$19.30	$19.15	$18.02	$17.56	$19.45

Total Return†	2.95	%***	1.95%	8.05%	4.74%	(8.89)%	29.34%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,878,804		$1,688,011	$1,346,635	$820,947	$922,389	$861,978
Ratio of Expenses to Average Net Assets(1)	1.47%**		1.50%	1.48%	1.31%	1.29%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.28%**		1.41%	1.35%	2.04%	1.78%	1.41%
Portfolio Turnover Rate	18%***		37%	45%	44%	49%	74%

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not annualized.

^	Amount was less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2015 (Unaudited)		Year/Period Ended October 31,
			2014	2013	2012	2011†
Net Asset Value, Beginning of Period	$9.06		$9.70	$10.43	$10.39	$10.00

Income from Operations:
Net Investment Income*	0.27		0.67	0.73	0.68	0.55
Net Realized and Unrealized Gain (Loss)	(1.09)		(1.15)	(0.84)	0.42	(0.18)

Total from Operations	(0.82)		(0.48)	(0.11)	1.10	0.37

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.01	0.02

Dividends and Distributions from:
Net Investment Income	—		—	(0.43)	(1.05)	—
Net Realized Gains	—		—	(0.19)	(0.02)	—
Return of Capital	—		(0.16)	0.00 ^	—	—

Total Dividends and Distributions	—		(0.16)	(0.62)	(1.07)	—

Net Asset Value, End of Period	$8.24		$9.06	$9.70	$10.43	$10.39

Total Return††	(9.05	)%***	(4.91)%	(1.34)%	11.91%	3.90	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$41,867		$45,197	$44,571	$26,214	$17,862
Ratio of Expenses to Average Net Assets(1)	0.95%**		0.95%	0.95%	0.95%	0.95%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.36%**		1.31%	1.51%	1.94%	2.14%**
Ratio of Net Investment Income to Average Net Assets	6.49%**		7.23%	7.29%	6.78%	6.05%**
Portfolio Turnover Rate	72%***		160%	170%	151%	148%***

†	Commenced operations on December 17, 2010.

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not annualized.

^	Amount was less than $0.01 per share.

††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Had the Advisor not waived a portion of its fees, total returns would have been lower

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio report.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Emerging Markets Portfolio”), a non-diversified Portfolio and the Acadian Emerging Markets Debt Fund (“Emerging Market Debt Fund”), a non-diversified fund (the “Funds”). The Emerging Markets Debt Fund commenced operations on December 17, 2010. The investment objective of the Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported

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sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Emerging Markets Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Emerging Markets Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Emerging Markets Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the

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Emerging Markets Portfolio calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Emerging Markets Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Emerging Markets Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided. As of April 30, 2015, the total market value of securities in the Emerging Markets Portfolio, valued in accordance with fair value procedures, was $4,252,706 or 0.2% of net assets. None of the securities in the Emerging Markets Debt Fund were valued in accordance with fair value procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

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In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Funds’ fair value methodologies.

For details of the investment classification, refer to the Schedules of Investments for the Emerging Markets Portfolio and Emerging Markets Debt Fund.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

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The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2015, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on forward foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign

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currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains or losses during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the six months.

Swap Contracts — To the extent consistent with its investment objective and strategies, each Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized

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gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and liabilities. Interest rate swap contracts outstanding at year end are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of April 30, 2015.

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

Certain Funds are party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Funds may be required to terminate the existing contracts at the existing fair value.

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To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA master agreements or other similar agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

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The following table presents the Emerging Markets Debt Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2015:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward currency contracts
Bank of New York	$27,406	$(27,406)	$—	$—
Deutsche Bank	94,033	(94,033)
State Street	68,051	(68,051)
UBS	10,754	(10,754)

Total	$200,244	$(200,244)	$—	$—

The following table presents the Emerging Markets Debt Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2015:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward currency contracts
Brown Brothers Harriman	$11,067	$(11,067)	$—	$—
Citigroup	361,163	(361,163)	—	—
HSBC	30,391	(30,391)	—	—

Total	$402,621	$(402,621)	$—	$—

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

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Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Derivative Transactions:

The fair value of derivative instruments in the Emerging Markets Debt Fund as of April 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Contract Type	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$799,667	Unrealized loss on forward foreign currency contracts	$1,002,044

Total Derivatives not accounted for as hedging instruments		$799,667		$1,002,044

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2015 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$64,281	$64,281
Foreign exchange contracts	(1,691,504)	—	(1,691,504)

Total	$(1,691,504)	$64,281	$(1,627,223)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(31,362)	$(31,362)
Foreign exchange contracts	80,394	—	80,394

Total	$80,394	$(31,362)	$49,032

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4. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2015, the Emerging Markets Portfolio and the Emerging Markets Debt Fund paid $560,464 and $13,503, respectively for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the six months ended April 30, 2015, the Emerging Markets Portfolio and the Emerging Markets Debt Fund earned cash management credits of $337 and $3, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statements of Operations.

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MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Under the terms of the investment advisory agreement for the Funds, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund	0.65%

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Emerging Markets Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of the Emerging Market Debt Fund’s average daily net assets until February 28, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016.

7. Investment Transactions:

For the six months ended April 30, 2015, the Emerging Markets Portfolio made purchases of $419,406,128 and sales of $308,603,322 of investment securities other than long-term U.S. Government and short-term securities. For the six months ended April 30, 2015, the Emerging Markets Debt Fund made purchases of $27,325,229 and sales of $29,317,468 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.

8. Line of Credit:

The Funds entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 14, 2016. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of

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shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate. Each Fund is individually and not jointly liable for its particular advances under the line of credit. For the six months ended April 30, 2015, the Emerging Markets Portfolio had average borrowings of $1,196,298 over a period of 1 day at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the six months was $108. For the six months ended April 30, 2015, the Emerging Markets Debt Fund had average borrowings of $713,376 over a period of 7 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the six months was $451. As of April 30, 2015, the Funds had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Emerging Markets Portfolio
2014	$15,457,764	$—	$—	$15,457,764
2013	16,893,880	—	—	16,893,880

Emerging Markets Debt Fund
2014	$—	$—	$767,013	$767,013
2013	1,724,799	96,528	7,929	1,829,256

As of October 31, 2014, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Undistributed Ordinary Income	$18,921,607	$—
Capital Loss Carryforwards	(79,220,996)	(1,325,528)
Net Unrealized Appreciation/(Depreciation)	193,828,262	(2,851,778)
Other Temporary Differences	—	(436,579)

Total Distributable Earnings	$133,528,873	$(4,613,885)

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For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards are noted below:

	Pre- Enactment	Post Enactment
	Expires 10/31/17	Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards
Emerging Markets Portfolio	$27,553,569	$37,651,620	$14,015,807	$79,220,996
Emerging Markets Debt Fund	$—	$964,646	$360,882	$1,325,528

During the year ended October 31, 2014 the Emerging Markets Portfolio utilized $3,507,919 capital loss carryforwards to offset capital gains based on post enactment capital losses. The Emerging Markets Debt Fund did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2015, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio
$1,609,482,337	$372,022,249	$(110,719,227)	$261,303,022
Emerging Markets Debt Fund
$43,040,424	$977,232	$(3,856,380)	$(2,879,148)

10. Concentration of Risk:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and

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currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

Certain securities held by the Emerging Markets Debt Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of April 30, 2015, the total value of these securities represented approximately 5.9% of the net assets of the Emerging Markets Debt Fund.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2015, the net assets of the Funds were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

11. Other:

As of April 30, 2015, 71% of the Emerging Markets Portfolio’s total shares outstanding were held by three record shareholders and 82% of the Emerging Markets Debt Fund’s total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

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12. Loans of Fund Securities:

The Funds may lend fund securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2015, there were no securities on loan for either Fund.

13. Change Of Independent Registered Public Accounting Firm:

The Funds’ have selected BBD, LLP (“BBD”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2014. The decision to select BBD was recommended by the Funds’ Audit Committee on October 2, 2014 and was approved by the Funds’ Board of Trustees on October 2, 2014. During the Fund’s fiscal years ended October 31, 2012 and October 31, 2013, neither the Funds, their portfolios, nor anyone on their behalf, consulted with BBD on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of BBD does not reflect any disagreements with or dissatisfaction by the Funds or the Funds’ Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, Deloitte & Touche LLP (“Deloitte”). The decision not to renew the engagement of Deloitte, effective upon its completion of its audit for the fiscal year ended October 31, 2013, and to select BBD was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Deloitte’s report on the Funds’ financial statements for the fiscal years ended October 31, 2012

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2015

and October 31, 2013 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds’ fiscal years ended October 31, 2012 and October 31, 2013 (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015). The table below illustrates your Portfolio’s/Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio/Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio/Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio/Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s/Fund’s costs with those of other mutual funds. It assumes that the Portfolio/Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s/Fund’s comparative cost by comparing the hypothetical result for your Portfolio/Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s/ Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Fund Return	$1,000.00	$1,029.50	1.47%	$7.52
Hypothetical 5% Return	1,000.00	1,017.80	1.47	7.48
Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$909.50	0.95%	$4.57
Hypothetical 5% Return	1,000.00	1,020.42	0.95	4.84

*	Expenses are equal to the Portfolio’s/Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015